Financial Instrument Risk Management - Debt Securities by Geographic Location (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [line items]
Financial assets	$ 168,785	$ 152,785
Debt securities
Disclosure of geographical areas [line items]
Financial assets	89,089	81,606
Debt securities | Canada
Disclosure of geographical areas [line items]
Financial assets	38,690	33,252
Debt securities | United States
Disclosure of geographical areas [line items]
Financial assets	31,167	30,046
Debt securities | United Kingdom
Disclosure of geographical areas [line items]
Financial assets	5,079	5,402
Debt securities | Other countries
Disclosure of geographical areas [line items]
Financial assets	14,153	12,906
Fair value through profit or loss | Debt securities
Disclosure of geographical areas [line items]
Financial assets	77,834	67,894
Fair value through profit or loss | Debt securities | Canada
Disclosure of geographical areas [line items]
Financial assets	34,005	28,221
Fair value through profit or loss | Debt securities | United States
Disclosure of geographical areas [line items]
Financial assets	27,183	24,224
Fair value through profit or loss | Debt securities | United Kingdom
Disclosure of geographical areas [line items]
Financial assets	4,592	4,874
Fair value through profit or loss | Debt securities | Other countries
Disclosure of geographical areas [line items]
Financial assets	12,054	10,575
Available- for-sale | Debt securities
Disclosure of geographical areas [line items]
Financial assets	11,255	13,712
Available- for-sale | Debt securities | Canada
Disclosure of geographical areas [line items]
Financial assets	4,685	5,031
Available- for-sale | Debt securities | United States
Disclosure of geographical areas [line items]
Financial assets	3,984	5,822
Available- for-sale | Debt securities | United Kingdom
Disclosure of geographical areas [line items]
Financial assets	487	528
Available- for-sale | Debt securities | Other countries
Disclosure of geographical areas [line items]
Financial assets	$ 2,099	$ 2,331